SHARE-BASED PAYMENTS - Number of RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS
Number of RSUs, Outstanding at beginning of year	7,121	3,646
Number of RSUs, Exercised	(23,938)	(2,658)
Number of RSUs, Expired and forfeited	(2,497)	(1,367)
Number of RSUs, Granted	57,080	7,500
Number of RSUs, Outstanding at end of year	37,766	7,121